FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	$ 1,043	$ 786
Corporate borrowings	2,101	1,002
Non-recourse borrowings	8,087	7,336
Financial liabilities (current and non-current)	1,313	381
Interest Expense:
Corporate borrowings	227	147
Non-recourse borrowings	2,936	3,024
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	646	540
Corporate borrowings	99	295
Non-recourse borrowings	372	286
Financial liabilities (current and non-current)	237	229
Interest Expense:
Corporate borrowings	49	40
Non-recourse borrowings	381	361
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	45	34
Corporate borrowings	0	93
Non-recourse borrowings	571	233
Financial liabilities (current and non-current)	58	29
Interest Expense:
Corporate borrowings	47	29
Non-recourse borrowings	348	342
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	59	26
Corporate borrowings	1,445	279
Non-recourse borrowings	2,043	1,708
Financial liabilities (current and non-current)	930	49
Interest Expense:
Corporate borrowings	106	64
Non-recourse borrowings	864	871
5 plus years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other liabilities	293	186
Corporate borrowings	557	335
Non-recourse borrowings	5,101	5,109
Financial liabilities (current and non-current)	88	74
Interest Expense:
Corporate borrowings	25	14
Non-recourse borrowings	$ 1,343	$ 1,450